Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash	¥ 28,593	$ 4,487			¥ 97,807
Restricted cash	2,315	363			5,948
Short-term investments	178,830	28,062			201,578
Accounts receivable	510,683	80,137			381,248
Prepayments and other current assets	42,228	6,627			45,462
Amounts due from related parties	4,787	751			2,940
Total current assets	767,436	120,427			734,983
Non-current assets:
Property and equipment, net	14,914	2,340			23,390
Intangible assets, net	124,259	19,499			111,990
Operating lease right-of-use assets, net	7,964	1,250	¥ 23,711	$ 3,721	32,534
Goodwill	66,753	10,475			118,724	¥ 26,231
Deferred tax assets	6,729	1,056			2,370
Other non-current assets	157,320	24,687			106,566
Total non-current assets	377,939	59,307			395,574
Total assets	1,145,375	179,734			1,130,557
Current liabilities:
Accounts payable	334,083	52,425			268,939
Accrued expenses and other current liabilities	120,971	18,983			105,744
Short-term debt	148,441	23,294			73,837
Short-term lease liabilities	5,317	834			17,707
Amounts due to related parties	245	38
Total current liabilities	609,057	95,574			466,227
Non-current liabilities:
Deferred tax liabilities	753	118			727
Long-term debt	4,420	693			12,972
Long-term lease liabilities	1,424	223			14,623
Other non-current liabilities	50,703	7,956			41,014
Total non-current liabilities	52,883	8,297			61,499
Total liabilities	661,940	103,871			527,726
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash	19,463	3,054			93,007
Restricted cash	2,315	363			401
Short-term investments	68,568	10,760			34,634
Accounts receivable	510,683	80,137			381,248
Prepayments and other current assets	40,595	6,370			44,662
Inter-group balance due from Parent and WFOE	7,823	1,228
Amounts due from related parties	3,081	483			2,940
Total current assets	652,528	102,395			556,892
Non-current assets:
Property and equipment, net	14,633	2,296			23,310
Intangible assets, net	124,259	19,499			111,990
Operating lease right-of-use assets, net	7,964	1,250			32,534
Goodwill	66,753	10,475			118,724
Deferred tax assets	6,729	1,056			2,370
Other non-current assets	157,296	24,683			106,566
Total non-current assets	377,634	59,259			395,494
Total assets	1,030,162	161,654			952,386
Current liabilities:
Accounts payable	334,083	52,425			268,939
Accrued expenses and other current liabilities	119,307	18,722			102,053
Short-term debt	148,441	23,294			73,837
Short-term lease liabilities	5,317	834			17,707
Inter-group balance due to Parent and WFOE	87,688	13,760			0
Amounts due to related parties	245	38			0
Total current liabilities	695,081	109,073			462,536
Non-current liabilities:
Deferred tax liabilities	753	118			727
Long-term debt	3				5,135
Long-term lease liabilities	1,424	223			14,623
Other non-current liabilities	50,703	7,956			41,014
Total non-current liabilities	52,883	8,297			61,499
Total liabilities	¥ 747,964	$ 117,370			¥ 524,035